Resource Management, Acquisitions and Other Commercial Events (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2014	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 03, 2012
OtherCommercialEvents [Line Items]
Proceeds from sale of nonstrategic assets			$ 203.7	$ 178.3	$ 147.9
Interest in unincorporated joint venture project			50.00%
Noncontrolling interest, decrease from purchase of interests					(49.8)
MCGH [Member]
OtherCommercialEvents [Line Items]
Equity interest, converted from receivable, per court ruling						90.00%
Business combinations, recognized identifiable assets acquired and liabilities assumed, noncontrolling interest						$ 39.0
Noncontrolling interest, decrease from purchase of interests					49.8
Decrease in APIC due to MCGH NCI purchases					$ 10.8
Nonstrategic Australian mining tenement [Member]
OtherCommercialEvents [Line Items]
Proceeds from sale of nonstrategic assets	$ 62.6
Gain (loss) on sale of nonstrategic asset			$ 0.0
Nonstrategic Kentucky Coal Reserves And Surface Lands [Member]
OtherCommercialEvents [Line Items]
Proceeds from sale of nonstrategic assets			29.6	70.0
Gain (loss) on sale of nonstrategic asset			13.6	$ 40.3
Western U.S. Mining Segment Customer [Member]
OtherCommercialEvents [Line Items]
Sales-related expenses			6.4
Positive Outcome of Litigation [Member] | Western U.S. Mining Segment Customer [Member]
OtherCommercialEvents [Line Items]
Contract revenue		$ 43.2	$ 33.5